Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk [member] - ARS ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 482,179,543	$ 380,430,618
Total Financial Liabilities	447,798,938	363,434,965
Net Amount	34,380,605
Less than one month [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	205,717,873	229,078,934
Total Financial Liabilities	317,505,256	247,229,636
Net Amount	(111,787,383)	(18,150,702)
3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	31,633,572	48,709,932
Total Financial Liabilities	27,996,087	30,430,892
Net Amount	3,637,485	18,279,040
6 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	33,104,131	38,560,371
Total Financial Liabilities	7,287,605	8,610,522
Net Amount	25,816,526	29,949,849
Later than six months and not later than twelve months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	43,318,473	41,915,133
Total Financial Liabilities	4,351,288	7,702,696
Net Amount	38,967,185	34,212,437
Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	168,405,494	22,166,248
Total Financial Liabilities	90,658,702	$ 69,461,219
Net Amount	$ 77,746,792